Cover	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	Toast, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40819
Entity Information [Line Items]
Entity File Number	001-40819
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.000001 per share
Trading Symbol	TOST
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Period End Date	Dec. 09, 2021
Entity Central Index Key	0001650164
Amendment Flag	false
Entity Tax Identification Number	45-4168768
Entity Address, Postal Zip Code	02215
Entity Address, State or Province	MA
Entity Address, Address Line Two	Suite 801
Entity Address, Address Line One	401 Park Drive,
Entity Address, City or Town	Boston
Local Phone Number	297-1005
City Area Code	617